Co-investment income	12 Months Ended
Dec. 31, 2024
SubclassificationsOfAssetsLiabilitiesAndEquitiesAbstract [Abstract]
Co-investment income	Co-investment income

	For the years ended
	Dec. 31, 2024	Dec. 31, 2023

Co-investment income	1,404	2,052
Income attributable to non-controlling interest	(380)	(934)
Expense attributable to non-controlling interest	380	934
Total co-investment income	1,404	2,052